Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	333-276531
Entity Registrant Name	GRANITESHARES PLATINUM TRUST
Entity Central Index Key	0001690842
Entity Tax Identification Number	82-6644954
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	250 Broadway,
Entity Address, Address Line Two	24th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(646)
Local Phone Number	876-5096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	PLTM
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false